Fair Value Measurements (Details) - Schedule of initial valuation the public warrants - Monte Carlo Model [Member]	1 Months Ended
Jul. 19, 2021 $ / shares
Defined Benefit Plan, Plan Assets, Level 3 Reconciliation [Line Items]
Stock Price on Valuation Date	$ 9.71
Strike price (Exercise Price Share)	$ 11.5
Probability of completing a Business Combination	83.00%
Term (in years)	6 years 7 months 2 days
Volatility	4.5% pre-merger/ 23% post-merger
Risk-free rate	0.91%
Fair value of warrants	$ 1.23